Summary of Earnings per Share Explanatory (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net loss	$ (3,420)	$ (1,932)	$ (10,276)	$ (5,474)
Basic weighted average number of shares outstanding	4,855,876	4,851,880	4,855,876	4,509,731
Net loss income per share (basic)	$ (0.70)	$ (0.40)	$ (2.12)	$ (1.21)
Dilutive effect of stock options and DSUs
Dilutive effect of warrants
Diluted weighted average number of shares outstanding	4,855,876	4,851,880	4,855,876	4,509,731
Net loss per share (diluted)	$ (0.70)	$ 0.40	$ (2.12)	$ (1.21)
Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	142,375	37,176	142,375	37,176
Warrants	457,649	461,649	457,649	461,649